UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22725

Priority Senior Secured Income Fund, Inc.
(Exact name of registrant as specified in charter)

10 East 40th Street, 44th Floor New York, NY		10016
(Address of principal executive offices)		(Zip code)

M. Grier Eliasek Chief Executive Officer Priority Senior Secured Income Fund, Inc. 10 East 40th Street, 44th Floor New York, NY 10016
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 448-0702

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

PRIORITY SENIOR SECURED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS(1)

SEPTEMBER 30, 2013

COMPANY	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE	% of Net Assets

—	—	—	—	—	—	—

(1) We are currently in our offering period, which commenced on May 9, 2013, but have not yet broken escrow and as of September 30, 2013, had not made any investments.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIORITY SENIOR SECURED INCOME FUND, INC.

By:	/s/ M. Grier Eliasek
M. Grier Eliasek
Chief Executive Officer
Date: October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ M. Grier Eliasek
M. Grier Eliasek
Chief Executive Officer
Date: October 28, 2013

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer, Chief Compliance Officer
Treasurer and Secretary
Date: October 28, 2013